S000061255 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
iShares U.S. Consumer Focused ETF | iShares U.S. Consumer Focused ETF
Prospectus [Line Items]
Annual Return [Percent]	22.22%	24.26%	(23.13%)	21.41%	29.71%	29.65%